(Loss)/Earnings per share (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
(Loss)/Earnings per share
Earnings from continuing operations, used to calculate basic EPS	$ (35,429,751)	$ (26,213,621)	$ (48,105,745)
Earnings from continuing operations, used to calculate diluted EPS	(35,429,751)	(26,213,621)	(48,105,745)
Earnings from discontinued operations, used to calculate basic EPS	86,838	(30,604,160)	(26,421,347)
Earnings from discontinued operations, used to calculate diluted EPS	86,838	(30,604,160)	(26,421,347)
Earnings, used to calculate basic EPS	(35,342,913)	(56,817,782)	(74,527,092)
Earnings, used to calculate diluted EPS	$ (35,342,913)	$ (56,817,782)	$ (74,527,092)
Weighted average number of shares, used for calculating basic EPS	13,788,250	5,059,955	5,258,756
Weighted average number of shares, used for calculating diluted EPS	13,788,250	5,059,955	5,258,756
Per share amount from continuing operations, basic EPS	$ (2.57)	$ (5.18)	$ (9.15)
Per share amount from continuing operations, diluted EPS	(2.57)	(5.18)	(9.15)
Per share amount from discontinued operations, basic EPS	0.01	(6.05)	(5.02)
Per share amount from discontinued operations, diluted EPS	0.01	(6.05)	(5.02)
Per share amount, basic EPS	(2.56)	(11.23)	(14.17)
Per share amount, diluted EPS	$ (2.56)	$ (11.23)	$ (14.17)